Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Provision for income taxes

The provision for income taxes was as follows:

Year Ended December 31	2014	2013	2012
Current
United States
Federal	$44.8	$(0.8)	$17.5
State	7.0	3.4	9.6
Non-United States	148.2	167.9	155.3
Total current	200.0	170.5	182.4
Deferred
United States
Federal	53.2	21.0	(20.4)
State	(1.9)	0.9	0.5
Non-United States	2.7	(4.9)	8.3
Total deferred	54.0	17.0	(11.6)
Total provision	$254.0	$187.5	$170.8

Effective income tax rate reconciliation
A reconciliation between taxes computed at the United States Federal statutory rate of 35% and the consolidated effective tax rate is as follows:

Year Ended December 31	2014	2013	2012
Income tax based on statutory rate	$238.6	$166.4	$128.9
Increase (decrease) resulting from:
Non-United States tax rate difference	20.1	27.7	40.8
Repatriation of non-United States earnings	(10.1)	(20.5)	(16.9)
State income taxes, net of Federal benefit	2.9	3.2	6.7
Change in valuation reserve	5.0	(0.5)	4.7
Other, net	(2.5)	11.2	6.6
Tax provision	$254.0	$187.5	$170.8

Components of future income tax benefits (expense)

Deferred income taxes are recorded on temporary differences at the tax rate expected to be in effect when the temporary differences reverse. Temporary differences, which gave rise to the deferred taxes, were as follows:

December 31	2014	2013
Current Future Income Tax Benefits (Expense)
Accrued payroll taxes and insurance	$11.4	$17.9
Employee compensation payable	28.1	26.5
Pension and postretirement benefits	(5.2)	(4.7)
Repatriation of non-United States earnings	(53.1)	(16.7)
Other	50.8	46.0
Valuation allowance	(4.1)	(15.7)
	27.9	53.3
Noncurrent Future Income Tax Benefits (Expense)
Accrued payroll taxes and insurance	21.4	19.7
Pension and postretirement benefits	65.7	54.9
Intangible assets	(124.7)	(122.1)
Net operating losses	129.7	151.0
Other	43.3	70.3
Valuation allowance	(103.8)	(111.4)
	31.6	62.4
Total future tax benefits	$59.5	$115.7
Current tax asset	$52.2	$66.2
Current tax liability	(20.6)	(4.4)
Noncurrent tax asset	54.0	68.2
Noncurrent tax liability	(26.1)	(14.3)
Total future tax benefits	$59.5	$115.7

Net operating loss carryforwards

We have United States Federal and non-United States net operating loss carryforwards and United States state net operating loss carryforwards totaling $435.5 and $317.6, respectively, as of December 31, 2014. The net operating loss carryforwards expire as follows:

	United States Federal	United States
	and Non-United States	State
2015	$3.3	$3.8
2016	7.4	2.0
2017	5.6	6.8
2018	4.0	6.0
2019	9.9	—
Thereafter	48.8	299.0
No expirations	356.5	—
Total net operating loss carryforwards	$435.5	$317.6

Unrecognized tax benefit activity

The following table summarizes the activity related to our unrecognized tax benefits during 2014, 2013 and 2012:

	2014	2013	2012
Gross unrecognized tax benefits, beginning of year	$23.9	$26.4	$25.0
Increases in prior year tax positions	0.7	2.1	5.8
Decreases in prior year tax positions	(1.2)	(5.6)	(0.8)
Increases for current year tax positions	2.2	3.4	3.1
Expiration of statute of limitations and audit settlements	(2.6)	(2.4)	(6.7)
Gross unrecognized tax benefits, end of year	$23.0	$23.9	$26.4
Potential interest and penalties	7.8	8.4	2.1
Balance, end of year	$30.8	$32.3	$28.5